PGIM ETF Trust
655 Broad Street
Newark, New Jersey 07102
May 26, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for PGIM ETF Trust
Registration numbers 333-222469 and 811-23324
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for PGIM AAA CLO Aggregate Duration ETF and PGIM Securitized Income ETF and the statement of additional information for PGIM Jennison U.S. Core Equity ETF for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 20, 2026.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary